SCHEDULE OF ASSET HELD FOR INVESTMENT (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)
Entity Tax Identification Number	22-3270799
EBP, Plan Number	001
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 259,574	[1]
EBP, Asset Held for Investment	$ 21,571,576
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Investment, Identifier [Axis]: CharlesSchwabAndCoSelfDirectedBrokerageAccountMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Charles Schwab and Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed Brokerage Accounts [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 106,807	[2]
Investment, Identifier [Axis]: DimensionalFundAdvisorsDFAInflationProtectedSecuritiesPortfolioInstitutionalClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	DFA Inflation Protected Securities Portfolio - Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 115,446	[2]
Investment, Identifier [Axis]: FidelityInvestmentsFidelityMultiAssetIndexFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fidelity Multi-Asset Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 114,906	[2]
Investment, Identifier [Axis]: FranklinUtilitiesFundR6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Franklin [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Franklin Utilities Fund - R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,732	[2]
Investment, Identifier [Axis]: NomuraIntlCoreEQR6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nomura [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nomura Intl Core EQ R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 839,435	[2]
Investment, Identifier [Axis]: NuveenEMMarketsEQIndexR6Membe
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen EM Markets EQ Index R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 110,149	[2]
Investment, Identifier [Axis]: NuveenLCGrowthIndexR6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Growth Index R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,294,985	[2]
Investment, Identifier [Axis]: NuveenLCIndex2020R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2020 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 47,561	[2]
Investment, Identifier [Axis]: NuveenLCIndex2025R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2025 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 324,108	[2]
Investment, Identifier [Axis]: NuveenLCIndex2030R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2030 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 312,051	[2]
Investment, Identifier [Axis]: NuveenLCIndex2035R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2035 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 631,039	[2]
Investment, Identifier [Axis]: NuveenLCIndex2040R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2040 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,070,366	[2]
Investment, Identifier [Axis]: NuveenLCIndex2045R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2045 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,453,903	[2]
Investment, Identifier [Axis]: NuveenLCIndex2050R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2050 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 519,898	[2]
Investment, Identifier [Axis]: NuveenLCIndex2055R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2055 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 307,848	[2]
Investment, Identifier [Axis]: NuveenLCIndex2060R6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuveen LC Index 2060 R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 230,407	[2]
Investment, Identifier [Axis]: NuveenNuvLifecycleIdxRetIncR6Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nuv Lifecycle Idx Ret Inc R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 368,691	[2]
Investment, Identifier [Axis]: PowerfleetIncUnitizedAccountPowerfleetStockFundMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Powerfleet, Inc. Unitized Account [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Powerfleet Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 69,381	[2]
Investment, Identifier [Axis]: Vanguard500IndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard 500 Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,832,373	[2]
Investment, Identifier [Axis]: VanguardBalancedIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Balanced Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,650,987	[2]
Investment, Identifier [Axis]: VanguardHealthCareFundAdmMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Health Care Fund Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,890	[2]
Investment, Identifier [Axis]: VanguardHighYieldCorporateFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard High Yield Corporate Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 259,040	[2]
Investment, Identifier [Axis]: VanguardInfoTechIdxAdmiralMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Info Tech Idx Admiral [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 184,235	[2]
Investment, Identifier [Axis]: VanguardIntermediateTermBondFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Intermediate Term Bond Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 880,053	[2]
Investment, Identifier [Axis]: VanguardInternationalGrowthFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard International Growth Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 513,301	[2]
Investment, Identifier [Axis]: VanguardLongTermInvestmentGradeFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Long Term Investment Grade Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,142	[2]
Investment, Identifier [Axis]: VanguardMidCapGrowthIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Mid-Cap Growth Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 869,498	[2]
Investment, Identifier [Axis]: VanguardMidCapIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Mid-Cap Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 427,992	[2]
Investment, Identifier [Axis]: VanguardMidCapValueIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Mid-Cap Value Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 490,896	[2]
Investment, Identifier [Axis]: VanguardRealEstateIndexAdmMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Real Estate Index Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,358	[2]
Investment, Identifier [Axis]: VanguardShortTermCorporateBondIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Short Term Corporate Bond Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,937	[2]
Investment, Identifier [Axis]: VanguardSmallCapGrowthIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Small Cap Growth Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 102,962	[2]
Investment, Identifier [Axis]: VanguardSmallCapIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Small Cap Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 654,912	[2]
Investment, Identifier [Axis]: VanguardSmallCapValueIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Small Cap Value Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 133,416	[2]
Investment, Identifier [Axis]: VanguardTaxManagedBalAdmMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Tax-Managed Bal Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,538	[2]
Investment, Identifier [Axis]: VanguardTotalIntlBdIdxAdmMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Total Intl Bd Idx Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 113,536	[2]
Investment, Identifier [Axis]: VanguardTreasuryMoneyMarketFundInvestorClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Treasury Money Market Fund - Investor Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 530,117	[2]
Investment, Identifier [Axis]: VanguardValueIndexFundAdmiralClassMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Value Index Fund - Admiral Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 540,106	[2]

[1]	Indicates party-in-interest to the Plan.
[2]	Cost omitted for participant-directed investment